Pension and Other Benefit Programs (Effect on Accumulated Other Comprehensive Income) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	$ 2
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	109
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	2
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	103
SERP
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	3
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 3